OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
OTHER CURRENT ASSETS
NOTE 4:	OTHER CURRENT ASSETS

Other current assets consist of the following as of December 31, 2025 and 2024:

Details	2025	2024
Direct and indirect tax receivables	$41,197	$27,551
Prepaid expenses	21,928	32,985
Receivables from hedging transactions - see Note 10A	14,463	768
Other receivables	474	513
	$78,062	$61,817